12. Income Taxes (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Components of the deferred tax asset:
Bad debts	$ 1,704,039	$ 1,667,997
Non-accrual loan interest	0	13,731
Deferred compensation	243,972	217,803
Limited partnerships	0	12,646
Contingent liability - MPF program	45,042	45,042
OREO write down	20,400	10,030
Capital lease	69,567	73,141
Unrealized loss on securities available-for-sale	23,385	3,834
Other	28,733	26,553
Total deferred tax asset	2,135,138	2,070,777
Components of the deferred tax liability:
Depreciation	154,546	237,448
Limited partnerships	44,244	0
Mortgage servicing rights	439,647	446,068
Investment in CFSG Partners	101,848	81,666
Core deposit intangible	185,431	278,147
Fair value adjustment on acquired loans	29,444	39,395
Total deferred tax liability	955,160	1,082,724
Net deferred tax asset	$ 1,179,978	$ 988,053